SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments
The tables below summarize the company’s segment revenues by type of revenues for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$5,709	$3,274	$639	$9,622
Other revenues	27	—	—	27
Total revenues	$5,736	$3,274	$639	$9,649

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$5,743	$3,270	$517	$9,530
Other revenues	74	2	—	76
Total revenues	$5,817	$3,272	$517	$9,606

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$5,806	$3,350	$745	$9,901
Other revenues	2	—	—	2
Total revenues	$5,808	$3,350	$745	$9,903
The tables below reconcile to the IFRS consolidated financial statements on a line by line basis.

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$5,736	$3,274	$639	$9,649
Direct operating costs (1)	(5,289)	(2,477)	(432)	(8,198)
General and administrative expenses (2)	(115)	(114)	(27)	(256)
Adjusted net operating income	332	683	180	1,195
Unallocated corporate expenses (2)				(26)
Depreciation and amortization expense (1)				(603)
Interest expense, net				(401)
Equity accounted income (loss), net				5
Other income (expense), net				(89)
Income (loss) before income tax				81
Income tax (expense) recovery:
Current				(33)
Deferred				45
Net income (loss)				$93
Attributable to:
Brookfield Business Partners				36
Non-controlling interests				57
Net income (loss)				$93
____________________________________
(1)The sum of these amounts equates to direct operating costs of $8,801 million as per the consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $282 million as per the consolidated statements of operating results.

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$5,817	$3,272	$517	$9,606
Direct operating costs (1)	(5,454)	(2,477)	(337)	(8,268)
General and administrative expenses (2)	(120)	(144)	(22)	(286)
Adjusted net operating income	243	651	158	1,052
Unallocated corporate expenses (2)				(27)
Depreciation and amortization expense (1)				(585)
Interest expense, net				(405)
Equity accounted income (loss), net				3
Gain on acquisitions/dispositions, net				55
Other income (expenses), net				(234)
Income (loss) before income tax				(141)
Income tax (expense) recovery:
Current				(27)
Deferred				41
Net income (loss)				(127)
Attributable to:
Brookfield Business Partners				(164)
Non-controlling interests				37
Net income (loss)				$(127)
____________________________________
(1)The sum of these amounts equates to direct operating costs of $8,853 million as per the consolidated statements of operating results.
(2)The sum of these amounts equates to general administrative expenses of $313 million as per the consolidated statements of operating results.

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$5,808	$3,350	$745	$9,903
Direct operating costs (1)	(5,511)	(2,545)	(482)	(8,538)
General and administrative expenses (2)	(90)	(182)	(38)	(310)
Adjusted net operating income	207	623	225	1,055
Unallocated corporate expenses (2)				(26)
Depreciation and amortization expense (1)				(520)
Interest expense, net				(396)
Equity accounted income (loss), net				22
Impairment expense, net				(131)
Gain on acquisitions/dispositions, net				13
Other income (expense), net				(142)
Income (loss) before income tax				(125)
Income tax (expense) recovery:
Current				(77)
Deferred				68
Net income (loss)				(134)
Attributable to:
Brookfield Business Partners				(128)
Non-controlling interests				(6)
Net income (loss)				$(134)
____________________________________
(1)The sum of these amounts equates to direct operating costs of $9,058 million as per the consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $336 million as per the consolidated statements of operating results.
The following is an analysis of the company’s assets by reportable operating segment as at December 31, 2021 and 2020:

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Total assets	$7,122	$5,762	$3,036	$15,920

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Total assets	$7,562	$5,830	$3,265	$16,657

Disclosure of revenues and non-current assets by geographical areas
The table below summarizes the company’s total revenues for the years ended December 31, 2021, 2020, and 2019:

(US$ MILLIONS)	2021	2020	2019
United Kingdom	$1,310	$1,024	$1,394
United States of America	1,591	1,700	1,609
Europe	921	875	875
Australia	4,414	4,223	3,909
Brazil	655	530	754
Other	758	1,254	1,362
Total revenues	$9,649	$9,606	$9,903
The tables below summarize the company’s segment revenues by geography for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$1,085	$225	$—	$1,310
United States of America	—	1,591	—	1,591
Europe	—	921	—	921
Australia	4,390	—	—	4,390
Brazil	—	16	639	655
Other	234	521	—	755
Total revenues from contracts with customers	$5,709	$3,274	$639	$9,622
Other revenues	$27	$—	$—	$27
Total revenues	$5,736	$3,274	$639	$9,649

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$810	$213	$—	$1,023
United States of America	—	1,700	—	1,700
Europe	—	875	—	875
Australia	4,153	—	—	4,153
Brazil	—	13	517	530
Other	780	469	—	1,249
Total revenues from contracts with customers	$5,743	$3,270	$517	$9,530
Other revenues	$74	$2	$—	$76
Total revenues	$5,817	$3,272	$517	$9,606

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$1,125	$265	$—	$1,390
United States of America	—	1,609	—	1,609
Europe	—	876	—	876
Australia	3,909	—	—	3,909
Brazil	—	9	745	754
Other	772	591	—	1,363
Total revenues from contracts with customers	$5,806	$3,350	$745	$9,901
Other revenues	$2	$—	$—	$2
Total revenues	$5,808	$3,350	$745	$9,903
The following table presents the company’s non-current assets by geography:

(US$ MILLIONS)	2021	2020
Australia	$5,093	$5,419
United States of America	3,102	3,276
Brazil	2,706	2,662
Europe	495	520
United Kingdom	539	480
Other	119	137
Total non-current assets	$12,054	$12,494
____________________________________
(1)Non-current assets comprise financial assets, property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.